Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
4.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2017	2016

Time deposits	$1,913	$2,289
Savings and checking accounts	26,436	28,873
Money market mutual funds	163	162
Petty cash	8	8

	$28,520	$31,332